Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2019		Apr. 30, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 1,984	[1]	$ 2,259	[1]	$ 1,939	$ 6,490	[1]	$ 6,453
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,093)		628		43	340		346
Net gains (losses) on hedges of net investments in foreign operations	220		(350)		(203)	(314)		(227)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	(10)		5		(5)	2		(4)
Net gains (losses) on hedges of net investments in foreign operations	58		(92)		(56)	(82)		(60)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(921)		365		(99)	106		183
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	412		247		(33)	1,102		(449)
Reclassification of net (gains) losses to net income	(366)		(196)		(10)	(933)		184
Income tax expense (benefit):
Net gains (losses) in fair value	104		51		(7)	280		(107)
Reclassification of net (gains) losses to net income	(99)		(39)		(2)	(248)		46
Other comprehensive income net of tax available for sale financial assets net of tax	41		39		(34)	137		(204)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	(842)		(136)		(801)	(257)		(323)
Reclassification of net (gains) losses to net income	1,324		127		643	1,077		(26)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	(223)		(37)		(212)	(69)		(84)
Reclassification of net (gains) losses to net income	349		34		171	282		(7)
Other comprehensive income net of tax cash flow hedges	356		(6)		(117)	607		(258)
Other comprehensive income (loss) from investments in associates	25		38		(3)	82		40
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(475)		(236)		212	(1,171)		315
Income tax expense (benefit)	(130)		(54)		56	(303)		88
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(345)		(182)		156	(868)		227
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	35		19		29	85		99
Income tax expense (benefit)	8		4		7	20		21
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	27		15		22	65		78
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	6		(43)		30	(7)		16
Income tax expense (benefit)	2		(12)		9	(2)		5
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	4		(31)		21	(5)		11
Other comprehensive income (loss) from investments in associates						(3)		(7)
Other comprehensive income (loss)	(813)		238		(54)	121		70
Comprehensive income (loss)	1,171		2,497		1,885	6,611		6,523
Comprehensive income (loss) attributable to non-controlling interests	(44)		59		(68)	227		136
Comprehensive income (loss) attributable to equity holders of the Bank	1,215		2,438		1,953	6,384		6,387
Preferred shareholders and other equity instrument holders	25		64		27	118		122
Common shareholders	$ 1,190		$ 2,374		$ 1,926	$ 6,266		$ 6,265

[1]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).